SCHEDULE OF LOSS PER SHARE (Details) (Parenthetical) shares in Thousands	Jun. 30, 2024 shares Integer	Dec. 31, 2023 shares	Jun. 30, 2023 Integer
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	50,070	362,955
Purchase of ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | Integer	1,037,559		135,316